UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund
(Investor Class: WCMRX)
(Institutional Class: WCMIX)

WCM Focused Emerging Markets Fund
(Investor Class: WFEMX)
(Institutional Class: WCMEX)

WCM Focused Global Growth Fund
(Investor Class: WFGGX)
(Institutional Class: WCMGX)

SEMI-ANNUAL REPORT
October 31, 2015

WCM Focused International Growth Fund
WCM Focused Emerging Markets Fund
WCM Focused Global Growth Fund
Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	15
Notes to Financial Statements	21
Supplemental Information	31
Expense Examples	34

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.3%
	AUSTRALIA – 2.9%
660,285	CSL Ltd.	$44,161,827

	BERMUDA – 3.6%
1,177,786	Lazard Ltd. - Class A	54,555,048

	CANADA – 5.8%
326,663	Canadian Pacific Railway Ltd.	45,896,151
99,500	Constellation Software, Inc.	42,992,888
		88,889,039
	CHINA – 4.2%
121,458	Ctrip.com International Ltd. - ADR*	11,291,950
2,752,700	Tencent Holdings Ltd.	52,066,398
		63,358,348
	DENMARK – 15.1%
1,159,134	Chr Hansen Holding A/S	69,660,152
670,495	Coloplast A/S - Class B	48,104,339
1,205,695	Novo Nordisk A/S - ADR	64,118,860
1,038,173	Novozymes A/S	48,140,099
		230,023,450
	FRANCE – 3.0%
248,513	LVMH Moet Hennessy Louis Vuitton S.E.	46,346,827

	INDIA – 2.0%
499,805	HDFC Bank Ltd. - ADR	30,558,078

	IRELAND – 7.7%
2,557,520	Experian PLC	43,683,246
684,265	ICON PLC*	43,704,005
188,600	Perrigo Co. PLC	29,749,764
		117,137,015
	JAPAN – 8.6%
79,200	Keyence Corp.	41,729,808
1,018,360	Sysmex Corp.	58,821,324
1,408,000	Unicharm Corp.	30,278,943
		130,830,075
	MEXICO – 2.0%
11,395,198	Wal-Mart de Mexico S.A.B. de C.V.	30,064,702

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS – 6.8%
454,149	Core Laboratories N.V.	$52,831,153
1,061,461	Sensata Technologies Holding N.V.*	51,045,660
		103,876,813
	RUSSIA – 1.8%
1,739,445	Yandex N.V. - Class A*	28,005,064

	SOUTH AFRICA – 1.2%
1,702,788	Shoprite Holdings Ltd.	17,718,150

	SPAIN – 2.8%
1,132,505	Industria de Diseno Textil S.A.	42,472,051

	SWITZERLAND – 13.0%
567,503	ACE Ltd.	64,434,291
892,235	Nestle S.A.	68,237,700
22,012	SGS S.A.	41,953,068
57,035	Swatch Group A.G.	22,323,562
		196,948,621
	TAIWAN – 5.2%
3,590,084	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	78,838,245

	UNITED KINGDOM – 10.6%
1,037,836	ARM Holdings PLC - ADR	49,224,561
2,685,060	Compass Group PLC	46,316,975
670,245	Reckitt Benckiser Group PLC	65,547,006
		161,088,542
	TOTAL COMMON STOCKS (Cost $1,357,185,238)	1,464,871,895

	SHORT-TERM INVESTMENTS – 4.5%
67,861,382	Fidelity Institutional Money Market Fund, 0.12%[1]	67,861,382

	TOTAL SHORT-TERM INVESTMENTS (Cost $67,861,382)	67,861,382

	TOTAL INVESTMENTS – 100.8% (Cost $1,425,046,620)	1,532,733,277
	Liabilities in Excess of Other Assets – (0.8)%	(12,020,701)

	TOTAL NET ASSETS – 100.0%	$1,520,712,576

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
SUMMARY OF INVESTMENTS
As of October 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	19.0%
Consumer Staples	18.5%
Technology	17.5%
Consumer Discretionary	13.1%
Financials	9.8%
Industrials	9.1%
Energy	3.5%
Materials	3.2%
Communications	2.6%
Total Common Stocks	96.3%
Short-Term Investments	4.5%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.3%
	ARGENTINA – 3.7%
4,765	MercadoLibre, Inc.	$468,733

	BRAZIL – 7.1%
78,310	Ambev S.A. - ADR	381,370
16,580	BRF S.A. - ADR	254,171
26,300	Raia Drogasil S.A.	272,711
		908,252
	CHINA – 21.3%
3,510	China Biologic Products, Inc.*	399,929
7,075	Ctrip.com International Ltd. - ADR*	657,763
14,255	Qunar Cayman Islands Ltd. - ADR*	691,938
27,845	Tencent Holdings Ltd.	526,679
9,685	WuXi PharmaTech Cayman, Inc. - ADR*	432,919
		2,709,228
	INDIA – 9.4%
25,835	Asian Paints Ltd.	328,408
7,816	Dr Reddy's Laboratories Ltd. - ADR	506,399
5,865	HDFC Bank Ltd. - ADR	358,586
		1,193,393
	INDONESIA – 5.9%
2,357,000	Kalbe Farma Tbk P.T.	246,247
1,024,600	Surya Citra Media Tbk P.T.	218,956
554,500	Tower Bersama Infrastructure Tbk P.T.*	289,657
		754,860
	MEXICO – 11.8%
73,700	Banregio Grupo Financiero S.A.B. de C.V.	397,596
14,055	Grupo Televisa SAB - ADR	409,563
119,700	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	288,854
155,090	Wal-Mart de Mexico S.A.B. de C.V.	409,184
		1,505,197
	PHILIPPINES – 3.6%
108,520	Universal Robina Corp.	464,953

	POLAND – 4.8%
45,585	Eurocash S.A.	615,641

	RUSSIA – 3.8%
29,828	Yandex N.V. - Class A*	480,231

	SINGAPORE – 1.5%
471,300	Silverlake Axis Ltd.	193,445

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH AFRICA – 1.5%
18,750	Shoprite Holdings Ltd.	$195,101

	SOUTH KOREA – 6.1%
1,110	Medy-Tox, Inc.	474,066
575	NAVER Corp.	302,618
		776,684
	TAIWAN – 5.6%
32,560	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	715,018

	TURKEY – 2.4%
24,123	Coca-Cola Icecek A.S.	305,737

	UNITED ARAB EMIRATES – 2.7%
18,760	Al Noor Hospitals Group PLC	340,092

	UNITED STATES – 5.1%
3,325	Kansas City Southern	275,177
4,343	PriceSmart, Inc.	373,411
		648,588
	TOTAL COMMON STOCKS (Cost $12,405,212)	12,275,153

	SHORT-TERM INVESTMENTS – 4.2%
540,873	Fidelity Institutional Money Market Fund, 0.12%[1]	540,873

	TOTAL SHORT-TERM INVESTMENTS (Cost $540,873)	540,873

	TOTAL INVESTMENTS – 100.5% (Cost $12,946,085)	12,816,026
	Liabilities in Excess of Other Assets – (0.5)%	(64,631)

	TOTAL NET ASSETS – 100.0%	$12,751,395

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund
SUMMARY OF INVESTMENTS
As of October 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Staples	27.9%
Communications	21.7%
Health Care	18.8%
Technology	11.3%
Financials	5.9%
Industrials	4.4%
Consumer Discretionary	3.7%
Materials	2.6%
Short-Term Investments	4.2%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.8%
	ARGENTINA – 2.1%
9,740	MercadoLibre, Inc.	$958,124

	CANADA – 2.2%
16,354	Canadian National Railway Co.	999,066

	CHINA – 7.3%
3,713	Ctrip.com International Ltd. - ADR*	345,198
390,000	Techtronic Industries Co., Ltd.	1,431,566
84,425	Tencent Holdings Ltd.	1,596,870
		3,373,634
	DENMARK – 9.0%
21,150	Chr Hansen Holding A/S	1,271,046
27,840	Novo Nordisk A/S - ADR	1,480,531
30,970	Novozymes A/S - Class B	1,436,079
		4,187,656
	NETHERLANDS – 5.8%
11,482	Core Laboratories N.V.	1,335,701
28,468	Sensata Technologies Holding N.V.*	1,369,026
		2,704,727
	SWITZERLAND – 8.3%
11,444	ACE Ltd.	1,299,352
18,181	Nestle S.A.	1,390,474
604	SGS S.A.	1,151,174
		3,841,000
	TAIWAN – 3.1%
65,102	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,429,640

	UNITED KINGDOM – 7.8%
24,421	ARM Holdings PLC - ADR	1,158,288
15,130	Reckitt Benckiser Group PLC	1,479,647
338,525	Rotork PLC	977,950
		3,615,885
	UNITED STATES – 49.2%
2,620	Alphabet, Inc. - Class A*	1,931,962
2,913	Amazon.com, Inc.*	1,823,247
24,215	Amphenol Corp. - Class A	1,312,937
15,555	Brown-Forman Corp. - Class B	1,651,630
12,255	Cooper Cos., Inc.	1,867,172

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
10,990	Costco Wholesale Corp.	$1,737,739
16,720	Express Scripts Holding Co.*	1,444,274
14,435	Facebook, Inc. - Class A*	1,471,937
9,478	NIKE, Inc. - Class B	1,241,902
9,135	Praxair, Inc.	1,014,807
19,670	Quintiles Transnational Holdings, Inc.*	1,251,995
15,420	Starbucks Corp.	964,829
49,863	TD Ameritrade Holding Corp.	1,718,778
14,530	TripAdvisor, Inc.*	1,217,323
17,670	Verisk Analytics, Inc. - Class A*	1,265,349
11,400	Workday, Inc. - Class A*	900,258
		22,816,139
	TOTAL COMMON STOCKS (Cost $41,467,740)	43,925,871

	SHORT-TERM INVESTMENTS – 5.0%
2,309,746	Fidelity Institutional Money Market Fund, 0.12%[1]	2,309,746

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,309,746)	2,309,746

	TOTAL INVESTMENTS – 99.8% (Cost $43,777,486)	46,235,617
	Other Assets in Excess of Liabilities – 0.2%	98,421

	TOTAL NET ASSETS – 100.0%	$46,334,038

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund
SUMMARY OF INVESTMENTS
As of October 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	16.3%
Consumer Staples	16.3%
Technology	13.7%
Health Care	13.0%
Communications	10.7%
Industrials	10.1%
Financials	6.5%
Materials	5.3%
Energy	2.9%
Total Common Stocks	94.8%
Short-Term Investments	5.0%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2015 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Assets:
Investments, at cost	$1,425,046,620	$12,946,085	$43,777,486
Investments, at value	$1,532,733,277	$12,816,026	$46,235,617
Receivables:
Investment securities sold	-	-	1,436,814
Fund shares sold	2,244,643	-	-
Dividends and interest	1,586,050	5,778	6,642
Prepaid expenses	51,464	13,760	17,504
Total assets	1,536,615,434	12,835,564	47,696,577

Liabilities:
Payables:
Investment securities purchased	13,431,199	-	1,287,530
Fund shares redeemed	1,138,749	-	-
Advisory fees	1,012,163	-	-
Shareholder servicing fees (Note 7)	76,494	7,029	5,893
Distribution fees (Note 8)	14,161	1,023	61
Fund administration fees	87,822	5,984	3,138
Custody fees	53,898	21,634	7,741
Fund accounting fees	32,171	10,245	6,275
Transfer agent fees and expenses	26,219	5,702	3,674
Auditing fees	9,004	8,625	8,882
Trustees' fees and expenses	1,264	289	387
Chief Compliance Officer fees	869	966	158
Organization costs - Advisor	-	14,842	35,541
Non-U.S. Taxes	-	785	-
Accrued other expenses	18,845	7,045	3,259
Total liabilities	15,902,858	84,169	1,362,539

Net Assets	$1,520,712,576	$12,751,395	$46,334,038

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited
number of shares authorized)	$1,392,507,464	$13,877,256	$43,708,878
Accumulated net investment income (loss)	5,073,837	48,849	(16,053)
Accumulated net realized gain (loss) on investments and
foreign currency transactions	15,460,054	(1,043,896)	183,097
Net unrealized appreciation (depreciation) on:
Investments	107,686,657	(130,844)	2,458,131
Foreign currency translations	(15,436)	30	(15)
Net Assets	$1,520,712,576	$12,751,395	$46,334,038

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$66,631,647	$5,128,815	$299,728
Shares of beneficial interest issued and outstanding	5,428,984	552,140	23,498
Net asset value, offering and redemption price per share	$12.27	$9.29	$12.76

Institutional Class:
Net assets applicable to shares outstanding	$1,454,080,929	$7,622,580	$46,034,310
Shares of beneficial interest issued and outstanding	117,915,441	816,515	3,599,652
Net asset value, offering and redemption price per share	$12.33	$9.34	$12.79

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
As of October 31, 2015 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund		WCM Focused Global Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $972,330, $10,390 and $1,210, respectively)	$7,661,850	$83,311		$8,142
Interest	46,258	249		950
Total investment income	7,708,108	83,560		9,092

Expenses:
Advisory fees	5,396,550	65,129		33,191
Fund administration fees	377,529	22,159		19,132
Shareholder servicing fees (Note 7)	280,583	9,764		5,669
Custody fees	141,376	20,115		10,898
Fund accounting fees	100,193	27,353		20,705
Distribution fees (Note 8)	92,925	6,331		237
Transfer agent fees and expenses	70,518	16,040		14,063
Registration fees	68,139	17,605		12,150
Miscellaneous	33,125	3,250		2,369
Shareholder reporting fees	10,699	2,436		1,535
Legal fees	10,074	7,657		7,282
Auditing fees	8,800	9,125		8,882
Trustees' fees and expenses	6,223	2,934		2,934
Chief Compliance Officer fees	4,031	3,640		2,930
Insurance	901	458		595

Total expenses	6,601,666	213,996		142,572
Advisory fee waived	-	(65,129)		(33,191)
Other expenses absorbed	-	(114,156)		(83,554)
Net expenses	6,601,666	34,711		25,827
Net investment income (loss)	1,106,442	48,849		(16,735)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	5,156,462	(642,265)	[1]	166,253
Foreign currency transactions	(71,624)	(3,930)		5
Net realized gain (loss) on investments and foreign currency transactions	5,084,838	(646,195)		166,258
Net change in unrealized appreciation/depreciation on:
Investments	(45,551,755)	(160,749)	[2]	2,395,099
Foreign currency translations	(21,797)	(64)		(22)
Net change in unrealized appreciation/depreciation	(45,573,552)	(160,813)		2,395,077
Net realized and unrealized gain (loss) on investments and foreign currency	(40,488,714)	(807,008)		2,561,335

Net Increase (Decrease) in Net Assets from Operations	$(39,382,272)	$(758,159)		$2,544,600

[1]	Net of non-U.S. taxes $261.
[2]	Net of non-U.S. taxes $785.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused International Growth Fund
	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,106,442	$5,292,328
Net realized gain on investments and foreign currency transactions	5,084,838	9,493,794
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(45,573,552)	69,713,856
Net increase (decrease) in net assets resulting from operations	(39,382,272)	84,499,978

Distributions to Shareholders:
From net investment income:
Investor class	-	(16,030)
Institutional class	-	(1,814,510)
From net realized gain:
Investor class	-	(194,493)
Institutional class	-	(2,419,347)
Total distributions to shareholders	-	(4,444,380)

Capital Transactions:
Net proceeds from shares sold:
Investor class	19,289,595	42,452,635
Institutional class	493,933,859	546,286,982
Reinvestment of distributions:
Investor class	-	210,192
Institutional class	-	4,010,678
Cost of shares redeemed:
Investor class[1]	(22,558,837)	(30,812,238)
Institutional class[2]	(80,262,352)	(110,570,779)
Net increase in net assets from capital transactions	410,402,265	451,577,470

Total increase in net assets	371,019,993	531,633,068

Net Assets:
Beginning of period	1,149,692,583	618,059,515
End of period	$1,520,712,576	$1,149,692,583

Accumulated net investment income	$5,073,837	$3,967,395

Capital Share Transactions:
Shares sold:
Investor class	1,562,067	3,631,466
Institutional class	40,377,868	45,486,641
Shares reinvested:
Investor class	-	18,198
Institutional class	-	346,345
Shares redeemed:
Investor class	(1,873,980)	(2,575,039)
Institutional class	(6,508,936)	(9,221,644)
In-kind redemption:
Institutional class (Note 6)	-	-
Net increase in capital share transactions	33,557,019	37,685,967

[1]	Net of redemption fees of $4,014 and $515, respectively
[2]	Net of redemption fees of $7,571 and $7,456, respectively

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused Emerging Markets Fund
	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$48,849	$(9,826)
Net realized loss on investments and foreign currency transactions	(646,195)	(405,419)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(160,813)	37,181
Net decrease in net assets resulting from operations	(758,159)	(378,064)

Distributions to Shareholders
From net realized gain:
Investor class	-	(50)
Institutional class	-	(59)
Total distributions	-	(109)

Capital Transactions:
Net proceeds from shares sold:
Investor class	355,740	5,856,240
Institutional class	572,027	7,807,423
Reinvestment of distributions:
Investor class	-	50
Institutional class	-	59
Cost of shares redeemed:
Investor class	(185,767)	(526,690)
Institutional class	(1,009,687)	(316,467)
Net increase (decrease) in net assets from capital transactions	(267,687)	12,820,615

Total increase (decrease) in net assets	(1,025,846)	12,442,442

Net Assets:
Beginning of period	13,777,241	1,334,799
End of period	$12,751,395	$13,777,241

Accumulated net investment income	$48,849	$-

Capital Share Transactions:
Shares sold:
Investor class	38,709	578,309
Institutional class	61,194	777,579
Shares reinvested:
Investor class	-	5
Institutional class	-	6
Shares redeemed:
Investor class	(20,257)	(55,786)
Institutional class	(108,802)	(32,132)
Net increase (decrease) in capital share transactions	(29,156)	1,267,981

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused Global Growth Fund
	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(16,735)	$686
Net realized gain on investments and foreign currency transactions	166,258	17,561
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	2,395,077	46,623
Net increase in net assets resulting from operations	2,544,600	64,870

Distributions to Shareholders
From net investment income:
Institutional class	-	(506)
From net realized gain:
Investor class	-	(1,516)
Institutional class	-	(3,415)
Total distributions	-	(5,437)

Capital Transactions:
Net proceeds from shares sold:
Investor class	170,404	6,000
Institutional class	43,200,000	302,967
Reinvestment of distributions:
Investor class	-	1,516
Institutional class	-	3,921
Cost of shares redeemed:
Investor class	(2,932)	(16,981)
Institutional class	(110,433)	-
Net increase in net assets from capital transactions	43,257,039	297,423

Total increase in net assets	45,801,639	356,856

Net Assets:
Beginning of period	532,399	175,543
End of period	$46,334,038	$532,399

Accumulated net investment income (loss)	$(16,053)	$682

Capital Share Transactions:
Shares sold:
Investor class	14,036	502
Institutional class	3,575,811	27,341
Shares reinvested:
Investor class	-	132
Institutional class	-	342
Shares redeemed:
Investor class	(243)	(1,444)
Institutional class	(8,842)	-
Net increase in capital share transactions	3,580,762	26,873

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

			WCM Focused International Growth Fund Investor Class

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013	For the Period August 31, 2011* through April 30, 2012
Net asset value, beginning of period	$12.76		$11.83		$10.84		$9.47	$9.29
Income from Investment Operations
Net investment income[1]	-	[2]	0.05		0.03		0.04	0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(0.49)		0.92		1.04		1.39	0.09
Total from investment operations	(0.49)		0.97		1.07		1.43	0.18

Less Distributions:
From net investment income	-		-	[2]	-	[2]	(0.03)	-
From net realized gain	-		(0.04)		(0.08)		(0.03)	-
Total distributions	-		(0.04)		(0.08)		(0.06)	-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	-

Net asset value, end of period	$12.27		$12.76		$11.83		$10.84	$9.47

Total return[3]	(3.84)%	[4]	8.23%		9.90%		15.12%	1.94%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$66,632		$73,267		$55,199		$12,873	$451

Ratio of expenses to average net assets:
Before fees waived/recovered	1.27%	[5]	1.29%		1.33%		1.40%	1.75%	[5]
After fees waived/recovered	1.27%	[5]	1.29%		1.33%		1.45%	1.50%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	(0.06)%	[5]	0.38%		0.22%		0.44%	1.24%	[5]
After fees waived/recovered	(0.06)%	[5]	0.38%		0.22%		0.39%	1.49%	[5]
Portfolio turnover rate	13%	[4]	26%		36%		30%	27%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

			WCM Focused International Growth Fund Institutional Class

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013		For the Period May 31, 2011* through April 30, 2012
Net asset value, beginning of period	$12.81		$11.87		$10.88		$9.48		$10.00
Income from Investment Operations
Net investment income[1]	0.01		0.08		0.05		0.06		0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(0.49)		0.93		1.05		1.40		(0.60)
Total from investment operations	(0.48)		1.01		1.10		1.46		(0.52)

Less Distributions:
From net investment income	-		(0.03)		(0.03)		(0.03)		-
From net realized gain	-		(0.04)		(0.08)		(0.03)		-
Total distributions	-		(0.07)		(0.11)		(0.06)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$12.33		$12.81		$11.87		$10.88		$9.48

Total return[3]	(3.75)%	[4]	8.51%		10.16%		15.48%		(5.20)%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$1,454,081		$1,076,426		$562,861		$304,517		$144,404

Ratio of expenses to average net assets:
Before fees waived/recovered	1.02%	[5]	1.04%		1.08%		1.15%		1.44%	[5]
After fees waived/recovered	1.02%	[5]	1.04%		1.08%		1.20%		1.25%	[5]
Ratio of net investment income to average net assets:
Before fees waived/recovered	0.19%	[5]	0.63%		0.47%		0.69%		0.73%	[5]
After fees waived/recovered	0.19%	[5]	0.63%		0.47%		0.64%		0.92%	[5]
Portfolio turnover rate	13%	[4]	26%		36%		30%		27%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each Period.

	WCM Focused Emerging Markets Fund Investor Class

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015		For the Period June 28, 2013* through April 30, 2014
Net asset value, beginning of period	$9.83		$10.26		$10.00
Income from Investment Operations
Net investment income (loss)[1]	0.03		(0.03)		(0.06)
Net realized and unrealized gain (loss) on investments
and foreign currency	(0.57)		(0.40)		0.32
Total from investment operations	(0.54)		(0.43)		0.26

Less Distributions:
From net realized gain	-		-	[2]	-

Net asset value, end of period	$9.29		$9.83		$10.26

Total return[3]	(5.49)%	[4]	(4.19)%		2.60%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$5,129		$5,245		$114

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.44%	[5]	4.74%		34.74%	[5]
After fees waived and expenses absorbed	0.58%	[5]	1.65%		1.65%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.15)%	[5]	(3.37)%		(33.77)%	[5]
After fees waived and expenses absorbed	0.71%	[5]	(0.28)%		(0.68)%	[5]
Portfolio turnover rate	26%	[4]	37%		19%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each Period.

	WCM Focused Emerging Markets Fund Institutional Class

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015		For the Period June 28, 2013* through April 30, 2014
Net asset value, beginning of period	$9.87		$10.28		$10.00
Income from Investment Operations
Net investment income (loss)[1]	0.04		-	[2]	(0.04)
Net realized and unrealized gain (loss) on investments
and foreign currency	(0.57)		(0.41)		0.32
Total from investment operations	(0.53)		(0.41)		0.28

Less Distributions:
From net realized gain	-		-	[2]	-

Net asset value, end of period	$9.34		$9.87		$10.28

Total return[3]	(5.37)%	[4]	(3.99)%		2.80%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$7,623		$8,532		$1,220

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.19%	[5]	4.49%		34.49%	[5]
After fees waived and expenses absorbed	0.51%	[5]	1.40%		1.40%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.90)%	[5]	(3.12)%		(33.52)%	[5]
After fees waived and expenses absorbed	0.78%	[5]	(0.03)%		(0.43)%	[5]
Portfolio turnover rate	26%	[4]	37%		19%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	WCM Focused Global Growth Fund Investor Class

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Period June 28, 2013* through April 30, 2014
Net asset value, beginning of period	$12.54		$11.31	$10.00
Income from Investment Operations
Net investment income (loss)[1]	(0.02)		0.01	-	[2]
Net realized and unrealized gain on investments
and foreign currency	0.24		1.37	1.30
Total from investment operations	0.22		1.38	1.30

Less Distributions:
From net realized gain	-		(0.15)	-

Redemption fee proceeds	-		-	0.01

Net asset value, end of period	$12.76		$12.54	$11.31

Total return[3]	1.75%	[4]	12.33%	13.10%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$300		$122	$119

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.76%	[5]	64.67%	119.39%	[5]
After fees waived and expenses absorbed	0.77%	[5]	1.50%	1.50%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.53)%	[5]	(63.12)%	(117.84)%	[5]
After fees waived and expenses absorbed	(0.54)%	[5]	0.05%	0.05%	[5]
Portfolio turnover rate	24%	[4]	42%	97%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	WCM Focused Global Growth Fund Institutional Class

	For the Six Months Ended October 31, 2015 (Unaudited)		For the Year Ended April 30, 2015	For the Period June 28, 2013* through April 30, 2014
Net asset value, beginning of period	$12.57		$11.33	$10.00
Income from Investment Operations
Net investment income (loss)[1]	(0.03)		0.10	0.03
Net realized and unrealized gain on investments
and foreign currency	0.25		1.31	1.30
Total from investment operations	0.22		1.41	1.33

Less Distributions:
From net investment income	-		(0.02)	-
From net realized gain	-		(0.15)	-
Total distributions	-		(0.17)	-

Net asset value, end of period	$12.79		$12.57	$11.33

Total return[2]	1.83%	[3]	12.53%	13.30%	[3]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$46,034		$411	$57

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.65%	[4]	64.42%	119.14%	[4]
After fees waived and expenses absorbed	0.66%	[4]	1.25%	1.25%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.42)%	[4]	(62.87)%	(117.59)%	[4]
After fees waived and expenses absorbed	(0.43)%	[4]	0.30%	0.30%	[4]
Portfolio turnover rate	24%	[3]	42%	97%	[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2015 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), and WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

 The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

In accordance with the Funds’ pricing policies and procedures approved by the Board of Trustees an independent pricing service may be utilized to provide fair value pricing to securities traded on exchanges outside the United States in certain situations. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2015 (Unaudited)

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2013-2015 for the International Growth and open year ended April 30, 2014 for the Emerging Markets and Global Growth and as of and during the six months ended October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreement, the International Growth Fund, Emerging Markets Fund and Global Growth Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.85%, 1.00% and 0.85%, respectively, of the Funds’ average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of average daily net assets of the Global Growth Fund’s Investor Class and Institutional Class shares, respectively until August 31 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.65% and 1.40% of average daily net assets of the Emerging Markets Fund’s Investor Class and Institutional Class shares, respectively until August 31, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2015 (Unaudited)

In addition to its contractual expense limitation, the Advisor has voluntarily agreed to waive all of its fees and pay all of the operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) for each of the Emerging Markets Fund and the Global Growth Fund from July 1, 2015, through June 30, 2016. The Advisor will not seek recoupment of any advisory fees it waived or Fund expenses it paid during such period. Subsequently, the Advisor revised the voluntary expense limitation with respect to the WCM Focused Global Growth Fund. Effective October 5, 2015 through December 31, 2015, the Advisor agreed to voluntarily waive its fees and/or to reimburse the WCM Focused Global Growth Fund to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.95% and 0.70% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. The Advisor will not seek recoupment of any advisory fees it waived or Fund expenses it paid during such period.

For the six months ended October 31, 2015, the Advisor waived its advisory fees and absorbed other expenses totaling $179,285 and $116,745 for the Emerging Markets Fund and Global Growth Fund, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor has voluntarily agreed not to seek recoupment of advisory fees waived of Fund expenses paid from the Emerging Markets Fund and Global Growth Fund during the period July 1, 2015, through June 30, 2016. For the period May 1, 2015, though June 30, 2015 the Advisor may recoup its advisory fees waived and absorbed other expenses totaling $45,692 and $34,665 for the Emerging Markets Fund and Global Growth Fund, respectively. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. At October 31, 2015, the amount of these potentially recoverable expenses was $493,140 and $426,991 the Emerging Markets Fund and Global Growth Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than April 30, of the years stated below:

	Emerging Markets Fund	Global Growth Fund
2017	$188,449	$183,408
2018	258,999	208,918
2019	45,692	34,665

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended October 31, 2015, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2015 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended October 31, 2015, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At October 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$1,425,480,970	$12,983,629	$43,777,749

Gross unrealized appreciation	$164,367,204	$1,409,343	$2,849,012
Gross unrealized depreciation	(57,114,897)	(1,576,946)	(391,144)
Net unrealized appreciation (depreciation) on investments	$107,252,307	$(167,603)	$2,457,868

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2015, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Undistributed ordinary income	$3,967,395	$-	$5,314
Undistributed long-term capital gains	9,475,761	-	12,470
Accumulated earnings	13,443,156	-	17,784

Accumulated capital and other losses	-	(360,664)	-
Unrealized appreciation on foreign currency translations	6,362	94	7
Unrealized appreciation (depreciation) on investments	154,137,866	(7,132)	62,769
Total accumulated earnings (deficit)	$167,587,384	$(367,702)	$80,560

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2015 (Unaudited)

The tax character of the distributions paid during the fiscal years ended April 30, 2015 and April 30, 2014, were as follows:

	International Growth Fund		Emerging Markets Fund
Distributions paid from:	2015	2014	2015	2014
Ordinary Income	$2,412,191	$1,191,637	$109	$-
Net long-term capital gains	2,032,189	3,139,644	-	-
Total distributions paid	$4,444,380	$4,331,281	$109	$-

	Global Growth Fund
Distributions paid from:	2015	2014
Ordinary Income	$5,217	$-
Net long-term capital gains	220	-
Total distributions paid	$5,437	$-

At April 30, 2015, the Funds had accumulated capital loss carryforwards as follows:

	International	Emerging	Global
	Growth	Markets	Growth
Not subject to expiration
Short-term	$-	$124,690	$-

As of April 30, 2015, the Emerging Markets Fund had $235,974 of post-October losses, which are deferred until fiscal year 2016 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended October 31, 2015, the International Growth Fund, Emerging Markets Fund and Global Growth Fund received $11,585, $0 and $0, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended October 31, 2015 the International Growth Fund, Emerging Markets Fund and Global Growth Fund purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$601,993,108	$159,751,418
Emerging Markets Fund	3,264,450	3,387,235
Global Growth Fund	42,482,755	1,648,113

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2015 (Unaudited)

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended October 31, 2015, for the International Growth Fund, Emerging Markets Fund and Global Growth Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the six months ended October 31, 2015 for the International Growth Fund, Emerging Markets Fund and Global Growth Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2015 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2015, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$1,464,871,895	-	-	$1,464,871,895
Short-Term Investments	67,861,382	-	-	67,861,382
Total Investments	$1,532,733,277	$-	$-	$1,532,733,277

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Emerging Markets Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$12,275,153	$-	$-	$12,275,153
Short-Term Investments	540,873	-	-	540,873
Total Investments	$12,816,026	$-	$-	$12,816,026

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Global Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$43,925,871	$-	$-	$43,925,871
Short-Term Investments	2,309,746	-	-	2,309,746
Total Investments	$46,235,617	$-	$-	$46,235,617

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2015 (Unaudited)

Transfers are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the International Growth Fund, Emerging Markets Fund and Global Growth Fund from April 30, 2015 to October 31, 2015, represented by recognizing the October 31, 2015 market value of securities:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Transfers into Level 1	$621,131,410	$3,314,147	$3,349,998
Transfers out of Level 1	-	-	-
Net transfers in (out) of Level 1	$621,131,410	$3,314,147	$3,349,998

Transfers into Level 2	$-	$-	$-
Transfers out of Level 2	(621,131,410)	(3,314,147)	(3,349,998)
Net transfers in (out) of Level 2	$(621,131,410)	$(3,314,147)	$(3,349,998)

Note 11 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The Funds’ policies permit the Funds to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts were bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Funds. For the six months ended October 31, 2015, the Funds did not enter into any forward contracts.

Note 12 – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

WCM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2015 (Unaudited)

Note 14 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, and WCM Focused International Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At in-person meetings held on August 19-20, 2015, and September 16-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management (the “Investment Advisor”) with respect to the WCM Focused Emerging Markets Fund (the “Emerging Markets Fund”), WCM Focused Global Growth Fund (the “Global Growth Fund”), and WCM Focused International Growth Fund (the “International Growth Fund”) series of the Trust for an additional one-year term. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal is in the best interests of each Fund and its shareholders.

Background
In advance of the meetings, the Board received information about each Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Performance Peer Group”) selected by Morningstar, Inc. (“Morningstar”) from its relevant fund universe (each a “Performance Universe”) for the one-year period (and three-year period for the International Growth Fund) ended May 31, 2015; and reports comparing the investment advisory fees and total expenses of each Fund to those of a group of comparable funds (each an “Expense Peer Group”) selected by Morningstar from its relevant fund universe (each an “Expense Universe”). The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund. With respect to the performance results of the Funds, the meeting materials indicated as follows:

•	The total return of the Emerging Markets Fund for the one-year period was below the MSCI Emerging Markets Index return by 4.92%, the Diversified Emerging Markets Performance Universe median by 4.00%, and the Performance Peer Group median by 2.89%. The Board considered Morningstar’s observations that substantial variance in the Fund’s returns is to be expected given its relatively high concentration in a portfolio of less than 36 positions, and that seven of the Fund’s 32 current holdings accounted for greater than 30% of the Fund’s losses over the year. The Board also noted that the Fund’s performance record was short and that review of the Fund’s performance over a longer period would be more meaningful.

•	The total return of the Global Growth Fund for the one-year period was above the Performance Peer Group median, the World Large Core Performance Universe median and the MSCI All Country World Index return.

WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, and WCM Focused International Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The total return of the International Growth Fund for the one-year period was above the Fund’s Performance Peer Group median, the Foreign Large Growth Performance Universe median and the MSCI All Country ex USA World Index return. For the three-year period, the Fund’s annualized total return exceeded all of those measures except for the Performance Universe median, which was 0.23% higher than the Fund’s return.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund are satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated as follows:

•	The investment advisory fees (gross of fee waivers) of the Emerging Markets Fund were the same as the Expense Peer Group and Diversified Emerging Markets Expense Universe medians, and the total expenses paid by the Fund (net of fee waivers) were 0.15% higher than the Fund’s Expense Peer Group median and Expense Universe median. The Board noted, however, that the assets of the Fund were significantly smaller than the average asset size of funds in the Expense Peer Group and the Expense Universe, that the Investment Advisor had waived all of its advisory fees since the Fund’s inception due to its small asset size, and that beginning July 1, 2015, the Investment Advisor was voluntarily paying all of the Fund’s operating expenses for one year. The Board also observed that the Fund’s gross advisory fee was the same as the standard fees charged by the Investment Advisor to its other clients to manage accounts using the same investment strategy as the Fund.
•	The investment advisory fees (gross of fee waivers) of the Global Growth Fund were the same as the Expense Peer Group median but slightly higher than the World Stock Expense Universe median (by 0.05%), and the total expenses paid by the Fund (net of fee waivers) were 0.02% higher than the Fund’s Expense Peer Group median and 0.22% higher than the Expense Universe median. The Board noted, however, that the Fund had less than $1 million in assets as of May 31, 2015 and was significantly smaller than the average asset size of funds in the Expense Peer Group and the Expense Universe, that the Investment Advisor had waived all of its advisory fees since the Fund’s inception due to its small asset size, and that beginning July 1, 2015, the Investment Advisor was voluntarily paying all of the Fund’s operating expenses for one year. The Board also observed that the Fund’s gross advisory fee was lower than the standard fees charged by the Investment Advisor to its other clients to manage accounts using the same investment strategy as the Fund.
•	The investment advisory fees (gross of fee waivers) of the International Growth Fund were the same as the Expense Peer Group median and the Foreign Large Growth Expense Universe median, and the total expenses paid by the Fund (net of fee waivers) were the same as the Fund’s Expense Peer Group median, but slightly higher (by 0.05%) than the Expense Universe median. The Board observed that the Fund’s advisory fee was lower than the standard fees charged by the Investment Advisor to its other clients to manage accounts using the same investment strategy as the Fund.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to each Fund.

WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, and WCM Focused International Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability and Economies of Scale
The Board next considered information relating to the Investment Advisor’s costs and profits with respect to the Funds for the year ended April 30, 2015, noting that in addition to waiving its entire investment advisory fee with respect to the Emerging Markets Fund and the Global Growth Fund, the Investment Advisor had subsidized certain Fund operating expenses, and beginning July 1, 2015, the Investment Advisor was voluntarily paying all of those Funds’ operating expenses for one year. The Board determined that the level of the Investment Advisor’s profitability with respect to the International Growth Fund was reasonable. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds other than investment advisory fees paid to the Investment Advisor, including research made available to it by broker-dealers providing execution services to the Funds, and the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. They also noted that although there were no advisory fee breakpoints with respect to any of the Funds, the asset levels of the Emerging Markets Fund and the Global Growth Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Funds’ assets grow. With respect to the International Growth Fund, the Board considered that the Investment Advisor is monitoring the growth of the Fund’s assets and has indicated that it would consider fee breaks at appropriate levels.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to each Fund.

WCM Funds
EXPENSE EXAMPLES
For the Six Months Ended October 31, 2015 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Focused International Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/15	10/31/15	5/1/15 – 10/31/15
Investor Class	Actual Performance	$1,000.00	$961.60	$6.27
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.74	6.46
Institutional Class	Actual Performance	1,000.00	962.50	5.05
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.99	5.20

*
Expenses are equal to the Fund’s annualized expense ratio of 1.27% and 1.02% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

WCM Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended October 31, 2015 (Unaudited)

Focused Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/15	10/31/15	5/1/15 – 10/31/15
Investor Class	Actual Performance	$1,000.00	$945.10	$2.82
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.24	2.93
Institutional Class	Actual Performance	1,000.00	946.30	2.47
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.59	2.57

*
Expenses are equal to the Fund’s annualized expense ratio of 0.58% and 0.51% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Focused Global Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/15	10/31/15	5/1/15 – 10/31/15
Investor Class	Actual Performance	$1,000.00	$1,017.50	$3.90
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.27	3.91
Institutional Class	Actual Performance	1,000.00	1,018.30	3.34
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.82	3.35

*
Expenses are equal to the Fund’s annualized expense ratio of 0.77% and 0.66% (including excise tax reimbursement from Advisor) for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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WCM Focused International Growth Fund
WCM Focused Emerging Markets Fund
WCM Focused Global Growth Fund
 Each a series of Investment Managers Series Trust

Investment Advisor
WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund - Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund - Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund - Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund - Institutional Class	WCMGX	46141P 818

Privacy Principles of the WCM Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds (toll-free) at (888) 988-9801, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds (toll-free) at (888) 988-9801, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds (toll-free) at (888) 988-9801.  The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

WCM Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 988-9801

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/08/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/08/16

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/08/16